SCHEDULE OF RECONCILIATION OF INCOME TAX RATE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Income Tax Disclosure [Abstract]
Effect of foreign tax rates		$ (231)	$ 29	$ 210
Tax effect on non-deductible expenses		11	10	7
Tax effect on non-taxable income				(9)
Corporate tax exemption			(22)	(17)
Deferred tax assets not recognized		165
Effect of lower tax rates in foreign jurisdictions		74	23
(Over)/Under-provision in prior year		4	(5)
Corporate tax rebate			(16)	(40)
Utilization of prior year tax losses		(19)	(20)	(34)
Income tax expense/(benefit)	$ 3	$ 4	$ (1)	$ 117